Earnings Per Share - Additional Information (Detail) - shares shares in Millions		12 Months Ended
	Jul. 01, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Basic shares	676	677	676	676
Effect of dilutive shares	5	6	5	5
Anti-dilutive securities excluded from computation of EPS		16	19	19
Baxter | Post-Separation
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares of Baxalta common stock distributed to Baxter shareholders upon spin-off	544
Number of shares of Baxalta held by Baxter after spin-off	132